Mine Care and Maintenance	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Mine Care and Maintenance	23. MINE CARE AND MAINTENANCE

	2022	2021
Escobal	$24,594	$24,357
Morococha(1)	15,533	—
Navidad	4,996	7,423
	$45,123	$31,780
(1) Morococha was placed on care and maintenance in February 2022.